PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights, Net
	At December 31,
	2012	2013
	$	$

Prepaid land use rights, cost	30,086,477	30,086,477
Less: Accumulated amortization	(1,539,060)	(2,201,737)

Prepaid land use rights, net	28,547,417	27,884,740